12. SHARE CAPITAL: Schedule of Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Warrants

Issue Date	Name	Reason for Issuance	Number
09-19-2020	Various	Subscription, OSE listing	22,056
02-15-2022	Propal Investments, LLC	Debt issuance 2022	41,666
07-23-2024	Star Financial Corporation	July 2024 purchase agreement	49,088
07-23-2024	GG Mars Capital, Inc.	July 2024 purchase agreement	55,396
07-23-2024	Jacob D Sherman	July 2024 purchase agreement	9,728
07-23-2024	Nancy Cowden	July 2024 purchase agreement	116,732
07-23-2024	Lone Stella	July 2024 purchase agreement	60,885
10-09-2024	GG Mars Capital, Inc.	Oct 2024 debt orig fees	500,000
10-09-2024	Star Financial Corporation	Oct 2024 debt orig fees	500,000
10-09-2024	Jennings Family Investments	Oct 2024 debt orig fees	500,000
10-09-2024	Lone Stella	Oct 2024 debt orig fees	500,000
10-09-2024	Nancy Cowden	Oct 2024 debt orig fees	600,000
	Total warrants		2,995,551